CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2015	89,182,001	0
Balance at Dec. 31, 2015	$ 892		$ 114,679	$ 766,122	$ (972)	$ 0	$ 880,721
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net loss	$ 0		0	0	0	(4,456)	(4,456)
Common Shares Distributed - 2011 Equity Incentive Plan (in shares)	137,665	0
Common Shares Distributed - 2011 Equity Incentive Plan	$ 1		0	0	0	0	1
Common Shares Issued, net of issuance cost (in shares)	12,650,000	0
Common Shares Issued, net of issuance cost	$ 127		119,942	0	0	0	120,069
Other Comprehensive Loss	$ 0		0	0	(65)	0	(65)
Share based compensation (in shares)	0	0
Share based compensation	$ 0		429	0	0	0	429
Forfeited shares - 2011 Equity Incentive Plan (in shares)		13,500
Dividends Distributed	$ 0		0	(125,650)	0	0	(125,650)
Balance (in shares) at Dec. 31, 2016	101,969,666	13,500
Balance at Dec. 31, 2016	$ 1,020		235,050	640,472	(1,037)	(4,456)	871,049
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net loss	0		0	0	0	(204,969)	(204,969)
Reduction of share premium	$ 0		(215,481)	215,481	0	0	$ 0
Common Shares Issued, net of issuance cost (in shares)	40,000,000	0					0
Common Shares Issued, net of issuance cost	$ 400		103,348	0	0	0	$ 103,748
Other Comprehensive Loss	$ 0		0	0	(150)	0	(150)
Share based compensation (in shares)	0	(4,500)
Share based compensation	$ 0		522	0	0	0	522
Forfeited shares - 2011 Equity Incentive Plan (in shares)		13,000
Dividends Distributed	$ 0		0	(59,136)	0	0	(59,136)
Balance (in shares) at Dec. 31, 2017	141,969,666	22,000
Balance (in shares) (ASC 606 [Member]) at Dec. 31, 2017	141,969,666	22,000
Balance at Dec. 31, 2017	$ 1,420		123,439	796,817	(1,187)	(209,425)	711,064
Balance (ASC 606 [Member]) at Dec. 31, 2017	1,420		123,439	796,817	(1,187)	(213,497)	706,992
Increase (decrease) in Shareholders' Equity [Roll Forward]
Effect of change in accounting policy | ASC 606 [Member]	0		0	0	0	(4,072)	(4,072)
Net loss	0		0	0	0	(95,306)	(95,306)	[1]
Other Comprehensive Loss	$ 0		0	0	(132)	0	(132)
Share based compensation (in shares)	0	0
Share based compensation	$ 0		413	0	0	0	413
Dividends Distributed	$ 0		0	(9,936)	0	0	(9,936)
Balance (in shares) at Dec. 31, 2018	141,969,666	22,000
Balance at Dec. 31, 2018	$ 1,420		$ 123,852	$ 786,881	$ (1,319)	$ (308,881)	$ 602,031

[1]	Basic Loss per Share is impacted by $(0.02) from implementation of ASC 606 Revenue from Contracts with Customers.